Segment Information - Summarized financial information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 159,221	$ 143,624	$ 287,011	$ 260,575
Interest expense and finance cost, net	(35,343)	(36,170)	(72,908)	(72,370)
Depreciation and amortization	(14,766)	(15,988)	(29,144)	(32,254)
Equity in net earnings of affiliate companies	13,160	12,854	22,958	40,594
Net income/ (loss) attributable to Navios Holdings common stockholders	44,960	24,936	39,960	25,099
Total assets	1,728,332		1,728,332		$ 1,808,778
Goodwill	160,336		160,336		160,336
Investment in affiliate companies	148,384		148,384		125,744
Cash and cash equivalents	46,220		46,220		53,591
Restricted cash	8,726		8,726		$ 84,260
Long-term debt, net (including current and noncurrent portion)	1,291,431		1,291,431
Dry bulk vessels [Member]
Segment Reporting Information [Line Items]
Revenue	90,036	86,053	158,672	149,781
Interest expense and finance cost, net	(19,893)	(21,011)	(42,114)	(42,855)
Depreciation and amortization	(6,640)	(7,917)	(13,072)	(16,714)
Equity in net earnings of affiliate companies	13,160	12,854	22,958	40,594
Net income/ (loss) attributable to Navios Holdings common stockholders	40,870	27,795	36,099	27,694
Total assets	1,115,201	1,156,441	1,115,201	1,156,441
Goodwill	56,240	56,240	56,240	56,240
Capital expenditures	(2,000)	(22,758)	(3,578)	(24,152)
Investment in affiliate companies	148,384	97,351	148,384	97,351
Cash and cash equivalents	8,578	25,689	8,578	25,689
Restricted cash	8,726	10	8,726	10
Long-term debt, net (including current and noncurrent portion)	679,569	927,399	679,569	927,399
Logistics Business [Member]
Segment Reporting Information [Line Items]
Revenue	69,185	57,571	128,339	110,794
Interest expense and finance cost, net	(15,450)	(15,159)	(30,794)	(29,515)
Depreciation and amortization	(8,126)	(8,071)	(16,072)	(15,540)
Equity in net earnings of affiliate companies	0	0	0	0
Net income/ (loss) attributable to Navios Holdings common stockholders	4,090	(2,859)	3,861	(2,595)
Total assets	613,131	672,652	613,131	672,652
Goodwill	104,096	104,096	104,096	104,096
Capital expenditures	(988)	(3,646)	(2,709)	(22,033)
Investment in affiliate companies	0	0	0	0
Cash and cash equivalents	37,642	47,470	37,642	47,470
Restricted cash	0	0	0	0
Long-term debt, net (including current and noncurrent portion)	544,683	549,054	544,683	549,054
Total [Member]
Segment Reporting Information [Line Items]
Revenue	159,221	143,624	287,011	260,575
Interest expense and finance cost, net	(35,343)	(36,170)	(72,908)	(72,370)
Depreciation and amortization	(14,766)	(15,988)	(29,144)	(32,254)
Equity in net earnings of affiliate companies	13,160	12,854	22,958	40,594
Net income/ (loss) attributable to Navios Holdings common stockholders	44,960	24,936	39,960	25,099
Total assets	1,728,332	1,829,093	1,728,332	1,829,093
Goodwill	160,336	160,336	160,336	160,336
Capital expenditures	(2,988)	(26,404)	(6,287)	(46,185)
Investment in affiliate companies	148,384	97,351	148,384	97,351
Cash and cash equivalents	46,220	73,159	46,220	73,159
Restricted cash	8,726	10	8,726	10
Long-term debt, net (including current and noncurrent portion)	$ 1,224,252	$ 1,476,453	$ 1,224,252	$ 1,476,453